Financial Income (Expense) - Financial Income (Expense) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income expense details [abstract]
Interest on financial investments	R$ 302,793	R$ 328,625	R$ 475,460
Interest from customers	138,462	135,514	105,773
Changes in subscription warranty-indemnification (see Note 24)	0	44,484
Selic interest on PIS and COFINS credits (see Notes 7.a.2 and 21.a.1.2)	0	168,564
Other financial income	16,034	4,048	3,868
Financial income	457,289	681,235	585,101
Interest on loans	(388,897)	(440,641)	(672,102)
Interest on debentures	(482,361)	(441,394)	(385,009)
Interest on finance leases	(132,994)	(2,670)	(4,991)
Bank charges, financial transactions tax, and other charges	(62,687)	(92,558)	(91,614)
Exchange variation, net of gains and losses with derivative instruments	134,544	172,701	72,869
Reversal of provision - ICMS from PIS and COFINS tax bases (see Note 21.a.1.2)	0		43,411
Changes in subscription warranty-indemnification (see Note 24)	(7,760)		(20,360)
TCC interest - Bahiana (see Notes 21.b.2.2 and 29)	0		(13,509)
Interest of provisions, net, and other financial expenses	(23,988)	9,791	11,908
Financial expenses	(964,143)	(794,771)	(1,059,397)
Financial income (expense)	R$ (506,854)	R$ (113,536)	R$ (474,296)